Government Grants	12 Months Ended
Dec. 31, 2021
Government Grants Disclosure [Abstract]
Government Grants

12. Government Grants

On February 10, 2021, we were awarded a grant of NOK 2.5 million ($0.3 million based on NOK/USD exchange rate at the time of the transaction) for research, development and innovation in battery cell technology. The grant was awarded to assist with the costs incurred associated with employees and staff, contract research and consultants, overhead and operating expenses and purchased research and development. The grant will be paid out over two years. During the three months ended June 30, 2021, an initial grant was made for 50% of the expected grant for 2021. We will be required to submit annual expense reports with supporting documentation of costs incurred that must be approved before payment. The grant will cover up to 70% of total expected project costs with 75% being granted upon receipt of the annual expense report and the remaining 25% being paid upon the approval of the final project report and third-party attestation. Although a payment of the initial grant has been received, support for the related expenses will not be approved until the submission of the first annual expense report. As such, as of December 31, 2021, we recognized $0.1 million as deferred income in the consolidated balance sheet. For the year ended December 31, 2021, no other income was recognized within the consolidated statements of operations and comprehensive loss.

On February 12, 2021, we were awarded a grant of NOK 39.0 million ($4.6 million based on NOK/USD exchange rate at the time of the transaction) for research, development and innovation in environmental technology. The grant was awarded to assist with the costs incurred associated with employees and staff, contract research and consultants, overhead and operating expenses and intellectual property, patents and licenses. The grant is paid out in three installments based on meeting certain milestones in the agreement, in which the last milestone is payable after the final project report is approved. The grant is subject to meeting certain business size thresholds and conditions, such as documenting and supporting costs incurred, obtaining a third-party attestation of our related records and implementing policies that demonstrate good corporate governance. For the portion of any grant received for which costs have not yet been either incurred or supported through the appropriate documentation, we recognize deferred income in the consolidated balance sheets. The first milestone of 30% and the second milestone of 50% were met during the three months ended March 31, 2021 and three months ended June 30, 2021, respectively, and payment was received. However, as of December 31, 2021, the appropriate documentation of the financing of project costs and third-party attestation had only occurred for the second milestone. As such, as of December 31, 2021, we recognized $1.3 million as deferred income within the consolidated balance sheet. For the year ended December 31, 2021, $2.3 million was recognized as other income within the consolidated statements of operations and comprehensive loss.

On March 1, 2021, we were awarded a grant of NOK 142 million ($16.5 million based on NOK/USD exchange rate at the time of the transaction) for the development and construction of the pilot plant in Mo i Rana, Norway. The grant was awarded to assist with the costs incurred associated with payroll, rent and depreciation, research and development costs, costs directly related to the production of the pilot plant and other operating expenses. The grant is paid in arrears upon request based on progress and accounting reports with the last milestone becoming payable after the final project report is approved. The grant is subject to achieving successful financing of the pilot plant and other conditions, such as documenting and supporting costs incurred and obtaining a third-party attestation of our related records. As of December 31, 2021, we had not yet satisfied the requirements and thus have not reduced the carrying amount of the pilot plant by any grant amount.